Segments (Details)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Segment Reporting Information [Line Items]
Revenues	$ 26,277,782	¥ 188,112,127	$ 40,753,476	¥ 290,441,871
Cost of revenues	19,073,606	136,540,311	28,478,544	202,960,891
Gross profit	7,204,176	51,571,816	12,274,932	87,480,980
Depreciation and amortization	99,024	708,874	90,216	642,951
Total capital expenditures			$ 462	3,294
Total Assets	330,813,625				¥ 2,368,162,417	¥ 1,267,134,187
Central Processing Algorithm Services [Member]
Segment Reporting Information [Line Items]
Revenues		188,112,127		290,441,871
Cost of revenues		136,540,311		202,960,891
Gross profit		51,571,816		87,480,980
Depreciation and amortization		708,874		642,951
Total capital expenditures				¥ 3,294
Total Assets	$ 330,813,625				¥ 2,368,162,417	¥ 1,267,134,187